Cover	Sep. 13, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2019
Entity File Number	1-13079
Entity Registrant Name	RYMAN HOSPITALITY PROPERTIES, INC.
Entity Central Index Key	0001040829
Entity Tax Identification Number	73-0664379
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Gaylord Drive
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37214
City Area Code	615
Local Phone Number	316-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	RHP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false